Note 2 - Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Note 2 - Significant Accounting Policies (Details) [Line Items]
Foreign Currency Transaction Gain (Loss), before Tax (in Dollars)	$ 1.4	$ (0.2)	$ (0.2)
Property, Plant and Equipment, Depreciation Methods	lesser of useful life or term of lease
Employee Stock Option [Member] | Minimum [Member] | Directors and Officers [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Employee Stock Option [Member] | Maximum [Member] | Directors and Officers [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Employee Stock Option [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	7 years
Performance Shares [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Restricted Stock Units (RSUs) [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Deferred Share Unit Plan [Member] | Non-employee Directors [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Base Annual Fee, Percent	50.00%
Cash-Settled Restricted Share Plan [Member] | Minimum [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
CashSettledRestrictedShareUnitsVestingPeriod	3 years
Cash-Settled Restricted Share Plan [Member] | Maximum [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
CashSettledRestrictedShareUnitsVestingPeriod	5 years
Computer Equipment [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Property Plant and Equipment, Percent Declining Balance Depreciation	30.00%
Furniture and Fixtures [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Property Plant and Equipment, Percent Declining Balance Depreciation	20.00%
Minimum [Member] | Customer Relationships [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Minimum [Member] | Noncompete Agreements [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years
Minimum [Member] | Existing Technology [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Minimum [Member] | Trade Names [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year
Maximum [Member] | Customer Relationships [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years
Maximum [Member] | Noncompete Agreements [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	12 years
Maximum [Member] | Existing Technology [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	12 years
Maximum [Member] | Trade Names [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years